Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Baiya International Group Inc.
Entity Central Index Key	0001944712
Entity File Number	001-42553
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 5 Golf Avenue
Entity Address, Address Line Two	Hehua CommunityPinghu Street
Entity Address, Address Line Three	Longhua District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0025 par value per share
Trading Symbol	BIYA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,185,835
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Siyu Yang
Contact Personnel Email Address	siyuyang@biyainc.com
Entity Address, Address Line One	Room 18022
Entity Address, Address Line Two	Floor 18112 W. 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 828
Local Phone Number	900-8888